Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments
Schedule of fair value of the derivative assets

	As of December 31,
	2021	2022
Derivative assets carried at fair value through profit or loss (FVTPL)
Interest rate swaps	—	35,486
Forward foreign exchange contracts	91	3,122
Derivative assets designated and effective as hedging instruments carried at fair value
Cross currency swaps	2,418	—
Total	2,509	38,608
Derivative financial instruments, current assets	596	25,383
Derivative financial instruments, non-current assets	1,913	13,225
Total	2,509	38,608

Schedule of fair value of the derivative liabilities

	As of December 31,
	2021	2022
Derivative liabilities carried at fair value through profit or loss (FVTPL)
Interest rate swaps	53,192	—
Forward foreign exchange contracts	1,020	320
Derivative liabilities designated and effective as hedging instruments carried at fair value
Cross currency swaps	—	8,012
Total	54,212	8,332
Derivative financial instruments, current liability	25,518	2,834
Derivative financial instruments, non-current liability	28,694	5,498
Total	54,212	8,332

Schedule of analysis of (loss)/gain on derivatives

	For the year ended December 31,
	2020	2021	2022
Unrealized (loss)/gain on derivative financial instruments held for trading	(64,044)	59,407	92,409
Realized loss on interest rate swaps held for trading	(20,855)	(35,585)	(12,065)
Realized gain/(loss) on forward foreign exchange contracts held for trading	564	(1,137)	(5,935)
Ineffective portion of cash flow hedges	(323)	(5)	398
Total	(84,658)	22,680	74,807

Interest rate swaps
Financial Instruments
Schedule of principal terms of instruments held for trading

						Notional Amount
		Trade	Effective	Termination	Fixed Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2021	2022
GasLog	Deutsche Bank AG	July 2016	July 2016	July 2022	1.98%	66,667	N/A
GasLog	DNB	July 2016	July 2016	July 2022	1.719%	73,333	N/A
GasLog	HSBC	July 2016	July 2016	July 2022	1.79%	33,333	N/A
GasLog	SCB	July 2020	July 2016	July 2022	2.015%	66,667	N/A
GasLog	HSBC	Feb 2017	Feb 2017	Feb 2022	2.005%/2.17%	100,000	N/A
GasLog	SCB	July 2020	Feb 2017	Mar 2022	2.2145%	100,000	N/A
GasLog	ABN	Feb 2017	Feb 2017	Mar 2022	2.003%	100,000	N/A
GasLog	Nordea Bank Finland (“Nordea”)	May 2018	July 2020	July 2026	3.070%	66,667	66,667
GasLog	Nordea	May 2018	May 2018	July 2026	2.562%	66,667	66,667
GasLog	SEB	May 2018	July 2020	July 2024	3.025%	50,000	50,000
GAS-twenty seven Ltd.	DNB	July 2020	July 2020	July 2024	3.146%	48,889	48,889
GAS-twenty seven Ltd.	ING	July 2020	July 2020	July 2024	3.24%	24,444	24,444
GasLog	DNB	May 2018	July 2018	July 2025	2.472%	73,333	73,333
GasLog	HSBC	May 2018	Apr 2018	July 2024	2.475%	33,333	33,333
GasLog (1)	HSBC	May 2018	Apr 2018	June 2021	2.550%	N/A	N/A
GasLog (1)	ABN	June 2021	Apr 2021	July 2025	2.550%	33,333	33,333
GasLog	Citibank Europe Plc. (“CITI”)	May 2018	July 2020	July 2024	3.082%	30,000	30,000
GasLog	CITI	May 2018	July 2021	July 2025	3.095%	30,000	30,000
GasLog	SEB	December 2018	October 2018	July 2026	2.745%	50,000	50,000
GasLog	Nordea	December 2018	October 2018	July 2028	2.793%	66,667	66,667
GasLog	DNB	December 2018	January 2019	July 2025	2.685%	73,333	73,333
GasLog	SEB	December 2018	July 2020	July 2024	2.958%	50,000	50,000
GasLog (2)	ING	May 2020	July 2020	July 2024	3.127%	100,000	100,000
GAS-twenty seven Ltd.	DNB	July 2020	April 2020	April 2025	3.069%	40,000	40,000
GAS-twenty seven Ltd.	ING	July 2020	July 2020	April 2025	3.176%	20,000	20,000
GAS-fifteen Ltd.	NBG	September 2020	October 2020	July 2025	1.795%	87,357	79,790
					Total	1,484,023	936,456
(1)	In June 2021, the Group novated to ABN an interest rate swap with HSBC originally maturing in July 2025 with notional amount of $33,333.
(2)	In May 2020, the Group terminated an interest rate swap with Nordea originally maturing in July 2024 and replaced it with a new swap with ING of the same notional amount of $100,000 and the same maturity date of July 2024 with an effective date of July 2020. The impact of these parallel transactions for the Group was a loss of $41.

Cross currency swaps
Financial Instruments
Schedule of principal terms of the hedging instruments

						Notional Amount
		Trade	Effective	Termination	Interest	December 31,	December 31,
Company	Counterparty	Date	Date	Date	Rate	2021	2022
GasLog	DNB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	SEB	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
GasLog	Nordea	Nov 2019	Nov 2019	Nov 2024	floating	32,850	32,850
					Total	98,550	98,550

Forward foreign exchange contracts
Financial Instruments
Schedule of principal terms of instruments held for trading

The principal terms of the forward foreign exchange contracts held for trading which remain open and unsettled as of December 31, 2022 are as follows:

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(EUR/USD)	(in thousands)
GasLog	HSBC	February 2022	3	January - March 2023	1.1373 - 1.1403	€1,500
GasLog	DNB	April 2022	6	January - June 2023	1.1000	€6,000
GasLog	OCBC	April 2022	3	January - March 2023	1.1051 - 1.1098	€3,000
GasLog	DNB	June 2022	6	July - December 2023	1.1300	€6,000
GasLog	Societe Generale/Paris	July 2022	12	January - December 2023	1.0466	€5,733
GasLog	ABN	October 2022	2	November - December 2023	1.0122 - 1.0143	€1,000
GasLog	DNB	October 2022	6	January - June 2023	0.9991	€3,000
GasLog	HSBC	October 2022	10	January - October 2023	1.0058	€5,000
GasLog	ING Bank N.V., Amsterdam	October 2022	7	January - June 2023	0.9894 - 0.9994	€4,500
GasLog	Nordea Bank Abp	October 2022	3	January - March 2023	0.9924 - 0.9967	€3,000
GasLog	SCB	October 2022	9	January - September 2023	1.0016	€4,500
GasLog	DNB	December 2022	6	July - December 2023	1.0950	€6,000
					Total	€49,233

					Fixed	Total Exchange
			Number of		Exchange Rate	Amount
Company	Counterparty	Trade Date	contracts	Settlement Dates	(USD/SGD)	(in thousands)
GasLog	ABN	June 2022	1	February 2023	1.3845	S$	2,500
GasLog	Citibank Europe PLC UK	June 2022	1	February 2023	1.3846	S$	2,500
GasLog	Goldman Sachs Bank Europe SE	June 2022	1	February 2023	1.3768	S$	2,500
GasLog	OCBC	June 2022	1	February 2023	1.3852	S$	2,500
GasLog	Citibank Europe PLC UK	July 2022	1	February 2023	1.3997	S$	5,000
GasLog	ING Bank N.V., Amsterdam	July 2022	1	June 2023	1.3991	S$	2,000
GasLog	ING Bank N.V., Amsterdam	October 2022	2	February - June 2023	1.4306 - 1.4355	S$	10,000
GasLog	Societe Generale/Paris	October 2022	2	February - June 2023	1.4286 - 1.4329	S$	5,000
GasLog	SCB	October 2022	1	February 2023	1.4335	S$	2,500
GasLog	OCBC	November 2022	2	June - July 2023	1.3705 - 1.3717	S$	5,000
					Total	S$	39,500